UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934
For the monthly distribution period from December 1, 2010 to December 31, 2010
Commission File Number of issuing entity: 333-139609-06
SANTANDER DRIVE AUTO RECEIVABLES TRUST 2010-2
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-139609
SANTANDER DRIVE AUTO RECEIVABLES LLC
(Exact name of depositor as specified in its charter)
SANTANDER CONSUMER USA INC.
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
8585 North Stemmons Freeway
Suite 1100-N
Dallas, Texas 75247
(Address of principal executive offices of issuing entity)
(214) 292-1930
(Telephone number, including area code)
27-6549872
(I.R.S. Employer Identification No.)
N/A
(Former name, former address, if changed since last report)
Each class of Notes to which this report on Form 10—D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10—D relates is set forth in Exhibit 99.1 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
ITEM 1 — Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit 99.1
PART II — OTHER INFORMATION
ITEM 2 — Legal Proceedings.
None
ITEM 3 — Sales of Securities and Use of Proceeds.
None
ITEM 4 — Defaults Upon Senior Securities.
None
ITEM 5 — Submission of Matters to a Vote of Security Holders.
None
ITEM 6 — Significant Obligors of Pool Assets.
None
ITEM 7 — Significant Enhancement.
None
ITEM 8 — Other Information.
None
ITEM 9 — Exhibits
(a)	The following is a list of documents filed as part of this Report on Form 10-D:
Exhibit 99.1        Monthly Servicer’s Certificate dated January 14, 2011
(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Dated: January 14, 2011

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2010-2 (Issuing Entity)
By:	SANTANDER CONSUMER USA INC. (Servicer)
By:	/s/ Mark McCastlain
	Name:	Mark McCastlain
	Title:	Vice President
EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate dated January 14, 2011

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